Consolidated Statements of Stockholders' Equity and Partners' Capital (Parenthetical) (USD $)	Dec. 31, 2014	Jun. 25, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01